S000011205 [Member] Performance Management - Dodge & Cox Income Fund	Dec. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class I shares’ returns from year to year. The table shows how the average annual total returns of the Fund’s Class I shares and Class X shares compare to those of a broad measure of market performance.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Visit the Fund’s website at dodgeandcox.com or call 800‑621‑3979 for current performance figures.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the Fund’s Class I shares’ returns from year to year. The table shows how the average annual total returns of the Fund’s Class I shares and Class X shares compare to those of a broad measure of market performance.
Bar Chart [Heading]	Dodge & Cox Income – Class I shares Annual total returns 2015-2024 (%)
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results for the Fund’s Class I shares during the time period were: Highest: 5.98% (quarter ended June 30, 2020) Lowest: –5.20% (quarter ended March 31, 2022)
Performance Table Heading	Average Annual Total Returns for the Periods Ended 12/31/2024
Performance Table Narrative
The after‑tax returns shown above are for the Fund’s Class I shares. The after‑tax returns the Fund’s Class X shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after‑tax returns may differ depending on your individual circumstances. After‑tax return figures do not apply to you if you hold your Fund shares through a tax‑deferred arrangement such as a 401(k) plan or an individual retirement account.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	After‑tax return figures do not apply to you if you hold your Fund shares through a tax‑deferred arrangement such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	The after‑tax returns shown above are for the Fund’s Class I shares. The after‑tax returns the Fund’s Class X shares will vary.
Performance Availability Website Address [Text]	dodgeandcox.com
Performance Availability Phone [Text]	800‑621‑3979
Dodge & Cox Income – Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	5.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(5.20%)
Lowest Quarterly Return, Date	Mar. 31, 2022